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                                             Rule 497(e)
                                             File  No.  333-03093





              RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

               Supplement, dated October 24, 1997,
                                to
               Prospectus, dated November 1, 1996,
                as supplemented September 17, 1997



The  last  sentence  in  Footnote  3  under the heading "FEES AND
EXPENSES  OF  THE  SUBACCOUNTS,"   at  page I-11 in Part I of the
Prospectus, is hereby deleted, and the following text is hereby inserted in lieu thereof:

     E f fective July 1, 1997, PADCO and the Servicer voluntarily agreed to extend these existing expense limitations for a period of six months through December 3 1 , 1997, and these expense limitations may be continued thereafter at the discretion of PADCO and the Servicer. Fees waived or expenses paid or assumed by P A D C O and the Servicer under these voluntary agreements, after October 24, 1997, are subject to reimbursement to PADCO and the Servicer by each of the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno, and Money Market Subaccounts whenever the expense ratio of each such Subaccount is below 2.80%, 2.90%, 2.80%, 2.80%, 2.40%, 2.90%, and 2.20%, respectively;
     however, no reimbursement will be made by a Subaccount after October 24, 1999.



The last sentence in the second paragraph under the heading "COSTS AND EXPENSES" and the third paragraph under the heading "COSTS AND EXPENSES," at page II-20 in Part II of the Prospectus, are hereby deleted, and the following text is hereby inserted in lieu thereof:

     E f fective July 1, 1997, PADCO and the Servicer voluntarily agreed to extend these existing expense limitations for a period of six months through December 3 1 , 1997, and these expense limitations may be continued thereafter at the discretion of PADCO and the Servicer. Fees waived or expenses paid or assumed by P A D C O and the Servicer under these voluntary

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     agreements,  after  October  24,  1997,  are subject to
     reimbursement to PADCO and the Servicer by each of the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno, and Money Market Subaccounts whenever the expense ratio of each such Subaccount is below 2.80%, 2.90%, 2.80%, 2.80%, 2.40%, 2.90%, and 2.20%, respectively;
     however, no reimbursement will be made by a Subaccount after October 24, 1999.

     Great American Reserve and PADCO have advanced the organizational expenses of the Separate Account. These expenses (a total of approximately $571,080) will be reimbursed by the Subaccounts and amortized over a five year period. These amortized reimbursements will be allocated among the Subaccounts daily and reconciled and settled monthly on the basis of relative Subaccount net assets.




































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                                             Rule 497(e)
                                             File  No.  333-03093





              RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

               Supplement, dated October 24, 1997,
                                to
   Statement of Additional Information, dated November 1, 1996, as supplemented September 17, 1997



The  last  sentence  in  the  fourth  paragraph under the heading
"PADCO  ADVISORS  II,  INC.,"  at  page  15 in  the  Statement of
Additional Information, is hereby deleted, and the following text is hereby inserted in lieu thereof:

     E f fective July 1, 1997, PADCO and the Servicer voluntarily agreed to extend these existing expense limitations for a period of six months through December 3 1 , 1997, and these expense limitations may be continued thereafter at the discretion of PADCO and the Servicer. Fees waived or expenses paid or assumed by P A D C O and the Servicer under these voluntary agreements, after October 24, 1997, are subject to reimbursement to PADCO and the Servicer by each of the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno, and Money Market Subaccounts whenever the expense ratio of each such Subaccount is below 2.80%, 2.90%, 2.80%, 2.80%, 2.40%, 2.90%, and 2.20%, respectively;
     however, no reimbursement will be made by a Subaccount after October 24, 1999.

















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